Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2015
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001072962
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 29, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2016
Prospectus Date	rr_ProspectusDate	Jan. 29, 2016